Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Subsequent Events

8.     SUBSEQUENT EVENTS

On November 2, 2011 the U.S. Food and Drug Administration (FDA) informed the company that the agency is not planning a panel review to render a decision on the Premarket Approval (PMA) application of the LuViva™ Advanced Cervical Scan. The FDA acknowledged that it had previously stated that there would be a panel review, but, in a conference call with the company, said that after further review of the PMA application a review by an outside panel of experts was not needed. According to the FDA, this decision does not affect the likelihood of approval or disapproval and the PMA review is continuing. The reasons given by FDA for not requiring a panel meeting were: that the agency staff believed they understood LuViva’s technology, that they understood the clinical application and had reviewed similar devices in the past.

11. Subsequent Events

On February 7, 2011, the Board of Directors approved repayment plans for two past due notes totaling approximately $245,000 (see Note 7).

On February 25, 2011, the Company entered into a three year automobile lease with Southeast Toyota Finance for a 2011 Toyota Camry, for its only expatriate from Konica Minolta. The minimum lease obligation on the Agreement is approximately $9,317.

As of March 10, 2011, the Company has received a total of $611,362, from the exercise of outstanding warrants to purchase an aggregate of 940,556 shares of its common stock (See Note 3). The warrants were originally issued pursuant to an exemption from registration under the Securities Act in reliance upon Section 4(2) of the Securities Act as transactions by an issuer not involving a public offering, except for the issuances of warrants on February 26, 2010, which were exempt from registration under the Securities Act in reliance upon Section 3(a)(9) of the Securities Act as exchanges with existing securities holders exclusively where no commission or other remuneration was paid or given directly or indirectly for soliciting such exchanges. The cash received upon exercise of the warrants was used for general corporate purposes.

On March 28, 2011, the Company and Konica Minolta entered into a one-year Option and Development Agreement for Collaboration in the Development of Spectroscopic Technology. The effective date of this Agreement is May 1, 2011. The agreement is an extension of a similar 2009 agreement. Under the 2011 agreement, the Company will receive a total of $750,000. The first payment of $500,000 is due on or before April 29, 2011 and the final $250,000 payment is due on or before October 29, 2011.

On March 28, 2011, the Company and Konica Minolta also entered into an Assigned Task Agreement for the Development of Spectroscopy for Barrett’s Esophagus. The effective date of this Agreement is May 1, 2011. The agreement is an extension of a similar 2010 agreement. Under the 2011 agreement, the Company will receive a total of $1.72 million. The payments for this agreement are due as follows: three payments of $450,000 each, due on May 1, August 1 and November 1, 2011, and a final payment of $370,440, due on or before February 1, 2012.